Annual Fund Operating Expenses - AST Bond Portfolio 2026 - No Share Class	Apr. 26, 2021
Operating Expenses:
Management Fees	0.47%
+ Distribution and/or Service Fees (12b-1 Fees)	0.25%
Other Expenses Over Assets [Item]	0.20%
= Total Annual Portfolio Operating Expenses	0.92%
-Fee Waiver and/or Expense Reimbursement	none
= Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.92%